Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,067	$ 1,901
(Decrease) increase resulting from
(Decrease) increase resulting from Tax exempt interest									(262)	(17)
Earnings on bank-owned life insurance - net									(121)	(160)
Deferred tax re-valuation									0	216
Low income housing credit									(73)	0
Merger related expenses									55	0
Other									134	104
Actual tax expense	$ 83	$ 269	$ 250	$ 198	$ 712	$ 548	$ 415	$ 369	$ 800	$ 2,044